UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: January 31, 2015

Date of reporting period: April 30, 2014

Item 1.	Schedule of Investments

Schedule of Investments	April 30, 2014 (unaudited)

HANCOCK HORIZON GOVERNMENT MONEY MARKET FUND

Description	Face Amount (000)	Value (000)

U.S. Government Agency Obligations — 63.3%
FFCB
0.100%, 11/24/14 (A)	$20,000	$20,000
FHLB
0.050%, 06/11/14 (B)	32,000	31,998
0.132%, 08/15/14 (A)	30,000	30,005
0.082%, 08/22/14 (A)	15,000	14,999
0.107%, 12/09/14 (A)	30,000	30,002
FHLMC
0.050%, 06/23/14	18,249	18,248
0.100%, 10/06/14 (B)	5,495	5,492
FNMA
0.050%, 06/11/14 (B)	10,000	9,999
0.132%, 06/20/14 (A)	30,000	30,002
1.125%, 06/27/14	30,000	30,049

Total U.S. Government Agency Obligations (Cost $220,794 (000))		220,794

Repurchase Agreements (C) — 36.7%
Bank of Montreal 0.030%, dated 04/30/14, to be repurchased on 05/01/14, repurchase price $50,000,042 (collateralized by U.S. Treasury Obligation, par values ranging $48,363,900, 1.375%, 02/15/44, with total market value $51,000,050)	50,000	50,000
Deutsche Bank Securities 0.050%, dated 04/30/14, to be repurchased on 05/01/14, repurchase price $77,752,044 ((collateralized by various FNMA and FHLB Obligations, par values ranging from $500 to $17,560,000, 0.000% to 4.750%, 12/16/16 to 12/06/32, with market value of $79,307,297)	77,752	77,752

Total Repurchase Agreements (Cost $127,752 (000))		127,752

Total Investments — 100.0% (Cost $348,546 (000))†		$348,546

Percentages are based on net assets of $348,670 (000).

(A)	Variable Rate Security — The rate reported is the rate in effect at April 30, 2014.

(B)	Discount Note — The rate reported is the effective yield at time of purchase.

(C)	Tri-party Repurchase Agreements.

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

† For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of April 30, 2014, all of the Fund’s investments were considered Level 2 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the period ended April 30, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended April 30, 2014, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the period ended April 30, 2014, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-007-1200

1

Schedule of Investments	April 30, 2014 (unaudited)

HANCOCK HORIZON CORE BOND FUND

Description	Face Amount (000)	Value (000)

Corporate Bonds — 50.1%
Aerospace & Defense — 1.7%
Honeywell International
5.300%, 03/01/18	$1,400	$1,591
Rockwell Collins (A)
0.583%, 12/15/16	2,000	2,004
United Technologies
4.500%, 04/15/20	1,000	1,112

Total Aerospace & Defense		4,707

Banks — 5.8%
Bank of America MTN (A)
1.304%, 03/22/18	2,000	2,023
Branch Banking & Trust (A)
0.666%, 12/01/16	2,500	2,510
General Electric Capital MTN
0.830%, 01/08/16 (A)	1,000	1,007
0.506%, 08/07/18 (A)	5,000	4,941
JPMorgan Chase (A)
1.129%, 01/25/18	1,000	1,013
Toronto-Dominion Bank MTN (A)
0.695%, 09/09/16	5,000	5,026

Total Banks		16,520

Building & Construction — 0.6%
CRH America
8.125%, 07/15/18	1,300	1,598

Total Building & Construction		1,598

Casinos & Gambling — 0.2%
Caesars Entertainment Operating
11.250%, 06/01/17	500	478

Total Casinos & Gambling		478

Chemicals — 2.5%
Cornerstone Chemical (B)
9.375%, 03/15/18	500	530
Dow Chemical
4.250%, 11/15/20	1,000	1,069
LyondellBasell
5.000%, 04/15/19	5,000	5,605

Total Chemicals		7,204

Coatings/Paint — 0.2%
Sherwin-Williams
3.125%, 12/15/14	500	508

Total Coatings/Paint		508

Computers & Services — 0.3%
First Data (B)
8.250%, 01/15/21	350	377
Interface Security Systems (B)
9.250%, 01/15/18	350	357

Total Computers & Services		734

Electrical Utilities — 1.1%
Georgia Power (A)
0.636%, 08/15/16	2,000	2,001

Description	Face Amount (000)	Value (000)
Electrical Utilities — (continued)
Gulf Power
3.100%, 05/15/22	$1,250	$1,246

Total Electrical Utilities		3,247

Energy-Alternate Sources — 0.2%
Linc USA GP (B)
12.500%, 10/31/17	500	555

Total Energy-Alternate Sources		555

Entertainment — 3.9%
Boyd Gaming
9.000%, 07/01/20	500	548
DIRECTV Holdings
5.200%, 03/15/20	1,500	1,656
MTR Gaming Group
11.500%, 08/01/19	499	561
Viacom
5.625%, 09/15/19	1,500	1,719
4.500%, 03/01/21	5,000	5,406
3.875%, 12/15/21	1,000	1,039

Total Entertainment		10,929

Financial Services — 17.3%
American Honda Finance (A)
0.730%, 10/07/16	2,000	2,016
3.500%, 03/16/15 (B)	500	513
1.500%, 09/11/17 (B)	2,000	2,006
BP Capital Markets
0.865%, 09/26/18 (A)	3,550	3,577
0.656%, 11/07/16 (A)	2,000	2,011
Daimler Finance North America (A)(B)
0.829%, 01/09/15	2,000	2,007
Ford Motor Credit
3.000%, 06/12/17	3,000	3,129
1.487%, 05/09/16 (A)	2,405	2,444
Goldman Sachs Group (A)
1.425%, 04/30/18	3,000	3,043
Goldman Sachs Group MTN
6.000%, 06/15/20	2,000	2,312
John Deere Capital MTN
2.800%, 09/18/17	1,350	1,417
1.300%, 03/12/18	1,000	988
Morgan Stanley MTN
5.550%, 04/27/17	970	1,083
1.509%, 04/25/18 (A)	3,000	3,062
Rio Tinto Finance USA
3.500%, 11/02/20	3,000	3,100
Total Capital International (A)
0.807%, 08/10/18	3,108	3,133
Ventas Realty ‡
2.700%, 04/01/20	7,000	6,935
Wachovia (A)
0.503%, 06/15/17	5,000	4,983
WEA Finance (B)
3.375%, 10/03/22	1,000	1,010

Total Financial Services		48,769

Food, Beverage & Tobacco — 1.8%
Alliance One International
9.875%, 07/15/21	350	354

2

Schedule of Investments	April 30, 2014 (unaudited)

HANCOCK HORIZON CORE BOND FUND

Description	Face Amount (000)	Value (000)
Food, Beverage & Tobacco — (continued)
Coca-Cola
3.300%, 09/01/21	$1,000	$1,032
1.150%, 04/01/18	2,000	1,970
PepsiCo
3.100%, 01/15/15	250	255
SABMiller Holdings (A)(B)
0.915%, 08/01/18	1,000	1,008
SUPERVALU
6.750%, 06/01/21	500	508

Total Food, Beverage & Tobacco		5,127

Gas & Natural Gas — 2.1%
Enbridge Energy Partners
6.500%, 04/15/18	5,125	5,947

Total Gas & Natural Gas		5,947

Household Products — 0.2%
Armored Autogroup
9.250%, 11/01/18	500	520

Total Household Products		520

Industrials — 0.7%
CHC Helicopter
9.375%, 06/01/21	350	362
General Electric Capital MTN (A)
1.027%, 04/15/20	1,745	1,745

Total Industrials		2,107

Insurance — 2.2%
American International Group
4.875%, 06/01/22	4,500	5,006
MetLife Institutional Funding II (A) (B)
0.600%, 01/06/15	1,300	1,303

Total Insurance		6,309

Manufacturing — 0.2%
ConAgra Foods
1.900%, 01/25/18	500	498

Total Manufacturing		498

Materials — 0.3%
Hexion US Finance
6.625%, 04/15/20	350	364
Momentive Performance Materials
8.875%, 10/15/20	350	378

Total Materials		742

Medical Products & Services — 1.1%
Humana
7.200%, 06/15/18	1,425	1,699
Kinetic Concepts
12.500%, 11/01/19	350	408
Lantheus Medical Imaging
9.750%, 05/15/17	500	497
Tenet Healthcare
6.750%, 02/01/20	500	525

Total Medical Products & Services		3,129

Description	Face Amount (000)	Value (000)
Metals & Mining — 1.9%
Freeport-McMoRan Copper & Gold
3.550%, 03/01/22	$4,500	$4,351
2.375%, 03/15/18	1,000	1,006

Total Metals & Mining		5,357

Paper & Related Products — 0.1%
Verso Paper Holdings
11.750%, 01/15/19	350	378

Total Paper & Related Products		378

Petroleum & Fuel Products — 1.5%
Devon Energy (A)
0.773%, 12/15/16	2,000	2,006
EXCO Resources
7.500%, 09/15/18	350	356
Forest Oil
7.250%, 06/15/19	350	307
Gastar Exploration (B)
8.625%, 05/15/18	350	361
Lightstream Resources (B)
8.625%, 02/01/20	500	511
Midstates Petroleum
9.250%, 06/01/21	350	358
Nuverra Environmental Solutions
9.875%, 04/15/18	350	355

Total Petroleum & Fuel Products		4,254

Printing & Publishing — 0.2%
Cenveo
8.875%, 02/01/18	500	517

Total Printing & Publishing		517

Publishing — 0.2%
American Media
11.500%, 12/15/17	500	544

Total Publishing		544

Retail — 0.6%
Target
5.375%, 05/01/17	1,000	1,119
Yum! Brands
6.250%, 04/15/16	500	548

Total Retail		1,667

Semi-Conductors & Instruments — 0.1%
Advanced Micro Devices
7.750%, 08/01/20	350	372

Total Semi-Conductors & Instruments		372

Telephones & Telecommunication — 2.0%
AT&T
5.800%, 02/15/19	2,800	3,249
Avaya (B)
9.000%, 04/01/19	500	516
Cequel Communications Holdings I (B)
6.375%, 09/15/20	500	524
Clear Channel Communications
4.900%, 05/15/15	350	363

3

Schedule of Investments	April 30, 2014 (unaudited)

HANCOCK HORIZON CORE BOND FUND

Description	Face Amount (000)	Value (000)
Telephones & Telecommunication — (continued)
Frontier Communications
8.750%, 04/15/22	$350	$399
GTE
6.840%, 04/15/18	445	527

Total Telephones & Telecommunication		5,578

Transportation Services — 1.1%
CSX
3.700%, 10/30/20	2,000	2,100
PACCAR Financial MTN (A)
0.835%, 12/06/18	1,000	1,006

Total Transportation Services		3,106

Total Corporate Bonds (Cost $139,024 (000))		141,401

Municipal Bonds — 17.4%
Arkansas State, Development Finance Authority, RB
5.210%, 04/01/23	1,020	1,109
Birmingham Water Works Board, Ser A, RB
3.875%, 01/01/32	2,000	1,996
Borough of North Slope Alaska, GO
5.126%, 06/30/20	1,000	1,141
City & County of San Francisco, California, GO
4.600%, 06/15/20	1,000	1,101
City of Austin Texas, RB
5.086%, 11/15/25	500	559
City of Cape Coral, Florida, RB
6.369%, 10/01/24	1,500	1,608
City of Dallas, Texas, GO
4.660%, 02/15/24	1,000	1,081
4.589%, 02/15/21	1,000	1,118
4.489%, 02/15/20	500	559
4.389%, 02/15/19	500	561
City of Lafayette, Louisiana, Ser A, RB, AGM
7.230%, 03/01/34	1,000	1,029
City of New Orleans Louisiana, GO
2.123%, 09/01/17	2,190	2,200
City of New York, New York, Sub-Ser G-2, GO
3.500%, 03/01/16	1,500	1,574
Clark County School District Finance, RB
5.200%, 06/01/26	2,000	2,014
County of Cumberland North Carolina, RB
6.100%, 11/01/25	1,000	1,169
County of Guilford, North Carolina, GO
4.641%, 08/01/22	1,000	1,123
County of Pierce, Washington, GO
4.700%, 08/01/21	1,085	1,183
County of St. Louis, Missouri, RB
5.200%, 12/01/28	2,000	2,153

Description	Face Amount (000)	Value (000)
East Baton Rouge, Louisiana, Sewerage Commission, RB
3.543%, 02/01/16	$1,000	$1,038
Florida State Board of Education, Lottery Revenue, RB
5.541%, 07/01/21	1,000	1,124
5.391%, 07/01/20	400	450
Florida State Board of Education, Ser G, GO
4.650%, 06/01/20	1,500	1,628
JEA, Florida Bulk Power Supply System, RB
4.900%, 10/01/20	1,000	1,102
Jefferson & Madison Counties, Idaho, Joint School District No. 251 Rigby, GO
5.250%, 09/01/26	1,830	1,912
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, AGM
6.080%, 12/15/25	2,500	2,776
Macomb Interceptor Drain District, Michigan, GO
4.250%, 05/01/21	1,500	1,534
Metropolitan Transportation Authority, RB
4.546%, 11/15/17	1,000	1,086
Pennsylvania State, GO
4.450%, 02/15/20	1,500	1,640
Rollins College, RB, AGM
5.750%, 12/01/20	1,500	1,642
State of California, GO
5.250%, 08/01/38	1,000	1,089
State of Louisiana, Ser B, GO
2.000%, 05/15/20	6,000	5,922
State of Louisiana, Ser D, GO
2.269%, 07/15/20	1,000	999
State of Mississippi, GO
1.351%, 11/01/17	1,000	998
State of Rhode Island, GO
4.663%, 04/01/21	1,000	1,068

Total Municipal Bonds (Cost $46,778 (000))		49,286

U.S. Government Mortgage-Backed Obligations — 13.5%
FHLMC
5.50%, 08/01/21	162	177
5.50%, 10/01/36	128	141
5.00%, 10/01/16	64	68
5.00%, 04/01/22	154	168
5.00%, 04/01/23	68	74
4.50%, 05/01/24	163	175
3.00%, 12/01/26	3,971	4,094
FNMA
6.50%, 01/01/32	66	74
6.00%, 08/01/35	300	338

4

Schedule of Investments	April 30, 2014 (unaudited)

HANCOCK HORIZON CORE BOND FUND

Description	Face Amount (000)	Value (000)
FNMA — (continued)
6.00%, 05/01/36	$121	$136
6.00%, 07/01/36	39	43
5.50%, 06/01/25	315	348
5.50%, 10/01/34	90	100
5.50%, 01/01/36	82	90
5.50%, 02/01/36	115	128
5.50%, 04/01/36	74	81
5.00%, 10/01/18	70	74
5.00%, 12/01/18	69	73
5.00%, 11/01/21	122	130
5.00%, 05/01/38	313	343
4.50%, 07/01/18	108	115
4.50%, 07/01/24	475	509
4.00%, 04/01/31	1,675	1,782
4.00%, 09/01/31	2,861	3,045
3.50%, 09/01/25	1,261	1,328
3.50%, 06/01/26	2,018	2,126
3.50%, 12/01/31	2,958	3,078
3.50%, 02/01/32	3,914	4,073
3.50%, 12/01/41	3,024	3,072
3.00%, 10/01/21	475	496
2.50%, 04/25/31	3,364	3,348
2.00%, 06/25/30	4,160	4,111
2.00%, 08/25/36	1,682	1,662
GNMA
7.50%, 12/20/29	1	2
6.50%, 03/15/31	7	8
6.50%, 07/15/31	306	346
6.00%, 05/15/28	1	1
6.00%, 09/15/34	197	221
6.00%, 11/15/34	44	51
6.00%, 12/15/34	76	88
5.50%, 01/15/36	458	509
5.50%, 04/15/36	260	291
5.00%, 09/15/17	51	54
5.00%, 12/15/17	58	61
5.00%, 10/15/18	9	9
5.00%, 11/15/18	6	6
5.00%, 01/15/19	156	167
5.00%, 03/15/33	13	15
5.00%, 04/15/33	6	7
5.00%, 06/15/33	31	35
5.00%, 04/15/38	356	391
4.50%, 02/15/20	201	213

Total U.S. Government Mortgage-Backed Obligations (Cost $37,179 (000))		38,075

Registered Investment Companies — 9.1%
Open-End Funds — 9.1%
BlackRock High Yield Portfolio, Institutional Class	1,409,437	11,741
Federated Ultrashort Bond Fund	1,528,027	14,012

Total Open-End Funds		25,753

Total Registered Investment Companies (Cost $25,685 (000))		25,753

U.S. Government Agency Obligations — 7.0%
FFCB
5.54%, 11/07/16	1,500	1,679
4.45%, 06/01/15	2,500	2,614

Description	Face Amount (000)	Value (000)
FHLB
5.00%, 12/09/16	$1,000	$1,110
2.75%, 03/13/15	1,750	1,790
FHLMC
5.25%, 04/18/16	1,000	1,095
3.50%, 05/15/25	3,820	4,000
0.63%, 12/29/14	7,000	7,025
FNMA
5.00%, 02/13/17	500	557

Total U.S. Government Agency Obligations (Cost $19,105 (000))		19,870

Cash Equivalent (C) — 1.2%
Federated Prime Obligations Fund, Cl I, 0.030%	3,273,802	3,274

Total Cash Equivalent (Cost $3,274 (000))		3,274

Asset-Backed Security (A) — 1.1%
Ford Credit Floorplan Master Owner Trust
0.53%, 01/15/18	3,000	3,005
Total Asset-Backed Security (Cost $3,000 (000))		3,005

Total Investments — 99.4% (Cost $274,045 (000))†		$280,664

Percentages are based on net assets of $282,354 (000).

‡	Real Estate Investment Trust

(A)	Variable Rate Security — The rate reported is the rate in effect at April 30, 2014.

(B)	144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On April 30, 2014, the value of these securities amounted to $11,578 (000s), representing 4.1% of the net assets.

(C)	The rate reported is the 7-day effective yield as of April 30, 2014.

AGM —Assured Guaranty Municipal

Cl — Class

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

† At April 30, 2014, the tax basis cost of the Fund’s investments was $274,045 (000), and the unrealized appreciation and depreciation were $7,579 (000) and $(960) (000), respectively.

5

Schedule of Investments	April 30, 2014 (unaudited)

HANCOCK HORIZON CORE BOND FUND

The following is a summary of the inputs used as of April 30, 2014, in valuing the Fund’s investments carried at value ($ 000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$141,401	$—	$141,401
Municipal Bonds	—	49,286	—	49,286
U.S. Government Mortgage-Backed Obligations	—	38,075	—	38,075
Registered Investment Companies	25,753	—	—	25,753
U.S. Government Agency Obligations	—	19,870	—	19,870
Cash Equivalent	3,274	—	—	3,274
Asset-Backed Security	—	3,005	—	3,005

Total Investments in Securities	$29,027	$251,637	$—	$280,664

Amounts designated as “—” are either $0 or have been rounded to $0.

During the period ended April 30, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended April 30, 2014, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the period ended April 30, 2014, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-006-1200

6

Schedule of Investments	April 30, 2014 (unaudited)

HANCOCK HORIZON VALUE FUND

Description	Shares	Value (000)

Common Stock — 98.2%
Aerospace & Defense — 4.6%
Alliant Techsystems	23,000	$3,317
Northrop Grumman	24,000	2,916
Raytheon	30,000	2,865

Total Aerospace & Defense		9,098

Automotive — 2.8%
AutoNation *	53,000	2,809
Johnson Controls	60,000	2,708

Total Automotive		5,517

Banks — 9.0%
Citigroup	55,000	2,635
Fifth Third Bancorp	145,000	2,988
PNC Financial Services Group	35,000	2,941
Regions Financial	290,000	2,941
SunTrust Banks	75,000	2,870
Wells Fargo	65,000	3,227

Total Banks		17,602

Broadcasting, Newspapers & Advertising — 1.4%
Gannett	100,000	2,717

Total Broadcasting, Newspapers & Advertising		2,717

Cable/Media — 1.5%
CBS, Cl B	50,000	2,888

Total Cable/Media		2,888

Chemicals — 3.1%
Eastman Chemical	35,000	3,051
Olin	105,000	2,951

Total Chemicals		6,002

Computers & Services — 6.0%
Corning	150,000	3,136
Hewlett-Packard	93,000	3,075
Ingram Micro, Cl A *	108,000	2,912
Seagate Technology	52,000	2,734

Total Computers & Services		11,857

Containers & Packaging — 1.4%
Owens-Illinois *	87,000	2,765

Total Containers & Packaging		2,765

Drug Retail — 1.7%
CVS Caremark	45,000	3,272

Total Drug Retail		3,272

Electrical Utilities — 4.6%
AES	200,000	2,890
Pinnacle West Capital	52,000	2,909
Public Service Enterprise	80,000	3,278

Total Electrical Utilities		9,077

Electronic Components & Equipment — 1.6%
Arrow Electronics *	55,000	3,121

Total Electronic Components & Equipment		3,121

Description	Shares	Value (000)
Engineering Services — 1.6%
AECOM Technology *	95,000	$3,080

Total Engineering Services		3,080

Entertainment — 1.6%
Walt Disney	40,000	3,173

Total Entertainment		3,173

Financial Services — 5.5%
Ameriprise Financial	23,000	2,567
Discover Financial Services	50,000	2,795
NASDAQ OMX Group	72,000	2,657
Raymond James Financial	55,000	2,734

Total Financial Services		10,753

Food, Beverage & Tobacco — 1.5%
Molson Coors Brewing, Cl B	48,000	2,879

Total Food, Beverage & Tobacco		2,879

Information Technology — 1.2%
CA	81,000	2,442

Total Information Technology		2,442

Insurance — 11.5%
ACE	25,000	2,558
Allstate	54,000	3,075
American Financial Group	49,000	2,863
Everest Re Group	19,000	3,003
Lincoln National	51,000	2,474
Reinsurance Group of America, Cl A	38,000	2,915
Torchmark	36,000	2,869
Unum Group	86,000	2,857

Total Insurance		22,614

Machinery — 4.4%
AGCO	46,000	2,562
Crane	43,000	3,127
ITT	69,000	2,977

Total Machinery		8,666

Managed Health Care — 2.8%
Aetna	40,000	2,858
UnitedHealth Group	35,000	2,626

Total Managed Health Care		5,484

Medical Products & Services — 3.0%
Medtronic	52,000	3,058
Universal Health Services, Cl B	35,000	2,863

Total Medical Products & Services		5,921

Metals & Mining — 1.4%
Reliance Steel & Aluminum	38,000	2,691

Total Metals & Mining		2,691

Paper & Paper Products — 1.1%
Rock-Tenn, Cl A	22,000	2,103

Total Paper & Paper Products		2,103

7

Schedule of Investments	April 30, 2014 (unaudited)

HANCOCK HORIZON VALUE FUND

Description	Shares	Value (000)
Petroleum & Fuel Products — 10.3%
Chevron	22,000	$2,761
Denbury Resources	170,000	2,859
Ensco, Cl A	45,000	2,270
Helmerich & Payne	35,000	3,803
Marathon Oil	81,000	2,928
National Oilwell Varco	33,000	2,592
Occidental Petroleum	30,000	2,873

Total Petroleum & Fuel Products		20,086

Petroleum Refining — 1.4%
Marathon Petroleum	30,000	2,789

Total Petroleum Refining		2,789

Pharmaceuticals — 1.4%
Pfizer	88,000	2,753

Total Pharmaceuticals		2,753

Printing & Publishing — 1.6%
Xerox	255,000	3,083

Total Printing & Publishing		3,083

Retail — 7.3%
Foot Locker	70,000	3,257
GameStop, Cl A	50,000	1,984
GATX	41,887	2,749
Hanesbrands	43,000	3,530
Signet Jewelers	28,000	2,837

Total Retail		14,357

Telephones & Telecommunication — 1.5%
AT&T	80,000	2,856

Total Telephones & Telecommunication		2,856

Waste Management Services — 1.4%
Archer-Daniels-Midland	65,000	2,842

Total Waste Management Services		2,842

Total Common Stock (Cost $145,331 (000))		192,488

Cash Equivalent (A) — 1.8%
Federated Prime Obligations Fund, Cl I, 0.030%	3,465,234	3,465

Total Cash Equivalent (Cost $3,465 (000))		3,465

Total Investments — 100.0% (Cost $148,796 (000))†		$195,953

Percentages are based on net assets of $195,914 (000).

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of April 30, 2014.

Cl — Class

† At April 30, 2014, the tax basis cost of the Fund’s investments was $148,796 (000), and the unrealized appreciation and depreciation were $47,907 (000) and $(750) (000), respectively.

As of April 30, 2014, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the period ended April 30, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended April 30, 2014, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the period ended April 30, 2014, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-001-1200

8

Schedule of Investments	April 30, 2014 (unaudited)

HANCOCK HORIZON GROWTH FUND

Description	Shares	Value (000)

Common Stock — 97.8%
Aerospace & Defense — 1.4%
Boeing	15,000	$1,936

Total Aerospace & Defense		1,936

Airlines — 1.5%
Southwest Airlines	89,000	2,151

Total Airlines		2,151

Automotive — 6.2%
AutoZone *	4,000	2,136
BorgWarner	38,000	2,361
Gentex	72,000	2,064
O’Reilly Automotive *	14,000	2,083

Total Automotive		8,644

Banks — 7.1%
Comerica	40,000	1,930
Huntington Bancshares	220,000	2,015
KeyCorp	145,000	1,978
Signature Bank NY *	16,000	1,901
US Bancorp	51,000	2,080

Total Banks		9,904

Broadcasting, Newspapers and Advertising — 1.3%
Scripps Networks Interactive, Cl A	25,000	1,877

Total Broadcasting, Newspapers and Advertising		1,877

Cable/Media — 4.6%
AMC Networks, Cl A *	30,000	1,970
Comcast, Cl A	42,000	2,174
DIRECTV *	29,000	2,251

Total Cable/Media		6,395

Chemicals — 2.9%
LyondellBasell Industries, Cl A	23,000	2,128
PPG Industries	10,000	1,936

Total Chemicals		4,064

Computer Software — 2.6%
Mentor Graphics	83,000	1,718
PTC *	55,000	1,945

Total Computer Software		3,663

Computers & Services — 4.2%
Apple	3,000	1,771
F5 Networks *	19,000	1,998
Western Digital	24,000	2,115

Total Computers & Services		5,884

Data Processing & Outsourced Services — 4.4%
Computer Sciences	34,000	2,012
Dun & Bradstreet	16,000	1,772
Fiserv *	38,000	2,310

Total Data Processing & Outsourced Services		6,094

E-Commerce — 1.3%
Priceline Group *	1,600	1,852

Total E-Commerce		1,852

Description	Shares	Value (000)
Entertainment — 4.1%
Electronic Arts *	70,000	$1,981
Time Warner	29,000	1,927
Viacom, Cl B	22,000	1,870

Total Entertainment		5,778

Financial Services — 5.6%
American Express	23,000	2,011
BlackRock, Cl A	7,000	2,107
Franklin Resources	36,000	1,884
IntercontinentalExchange Group	9,000	1,840

Total Financial Services		7,842

Food, Beverage & Tobacco — 3.2%
Constellation Brands, Cl A *	26,000	2,076
Lorillard	40,000	2,377

Total Food, Beverage & Tobacco		4,453

Hotels & Lodging — 1.5%
Wyndham Worldwide	30,000	2,140

Total Hotels & Lodging		2,140

Hotels, Resorts & Cruise Lines — 1.7%
Marriott International, Cl A	41,000	2,375

Total Hotels, Resorts & Cruise Lines		2,375

Household Products — 3.1%
Jarden *	35,000	2,000
Snap-on	20,000	2,320

Total Household Products		4,320

Information Technology — 3.1%
Oracle	58,000	2,371
VeriSign *	40,000	1,887

Total Information Technology		4,258

Insurance Brokers — 3.0%
Aon	25,000	2,122
Marsh & McLennan	43,000	2,120

Total Insurance Brokers		4,242

Machinery — 2.7%
Dover	21,000	1,814
Pentair	26,000	1,932

Total Machinery		3,746

Manufacturing — 1.5%
Rockwell Automation	18,000	2,145

Total Manufacturing		2,145

Medical Products & Services — 10.0%
Agilent Technologies	36,000	1,945
Amgen	16,000	1,788
Becton Dickinson	18,000	2,035
Mednax *	36,000	2,133
St. Jude Medical	31,000	1,968
Thermo Fisher Scientific	17,000	1,938
Zimmer Holdings	23,000	2,226

Total Medical Products & Services		14,033

9

Schedule of Investments	April 30, 2014 (unaudited)

HANCOCK HORIZON GROWTH FUND

Description	Shares	Value (000)
Paper & Paper Products — 1.5%
Packaging Corp of America	31,000	$2,065

Total Paper & Paper Products		2,065

Petroleum & Fuel Products — 3.1%
Oil States International *	20,000	1,943
Schlumberger	23,000	2,335

Total Petroleum & Fuel Products		4,278

Pharmaceuticals — 2.9%
Actavis *	10,000	2,044
Mylan *	40,000	2,031

Total Pharmaceuticals		4,075

Printing & Publishing — 1.5%
Deluxe	39,000	2,143

Total Printing & Publishing		2,143

Retail — 7.0%
Fossil Group *	16,000	1,706
PetSmart	29,000	1,963
TJX	31,000	1,804
United Rentals *	23,000	2,158
VF	34,000	2,077

Total Retail		9,708

Semi-Conductors & Instruments — 4.8%
Lam Research	38,000	2,189
Skyworks Solutions	58,000	2,381
TE Connectivity	35,000	2,064

Total Semi-Conductors & Instruments		6,634

Total Common Stock (Cost $109,881 (000))		136,699

Cash Equivalent (A) — 2.1%
Federated Prime Obligations Fund, Cl I, 0.030%	2,886,657	2,887

Total Cash Equivalent (Cost $2,887 (000))		2,887

Total Investments — 99.9% (Cost $112,768 (000))†		$139,586

Percentages are based on net assets of $139,737 (000).

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of April 30, 2014.

Cl — Class

† At April 30, 2014, the tax basis cost of the Fund’s investments was $112,768 (000), and the unrealized appreciation and depreciation were $27,877 (000) and $(1,059) (000), respectively.

As of April 30, 2014, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the period ended April 30, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended April 30, 2014, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the period ended April 30, 2014, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-004-1200

10

Schedule of Investments	April 30, 2014 (unaudited)

HANCOCK HORIZON BURKENROAD SMALL CAP FUND

Description	Shares	Value (000)

Common Stock — 95.9%
Advertising Agencies — 1.0%
Lamar Advertising, Cl A *	150,000	$7,488

Total Advertising Agencies		7,488

Aerospace & Defense — 0.9%
HEICO	130,000	7,191

Total Aerospace & Defense		7,191

Airlines — 1.2%
Spirit Airlines *	165,000	9,379

Total Airlines		9,379

Automotive — 2.1%
Asbury Automotive Group *	140,000	8,644
CST Brands	240,000	7,831

Total Automotive		16,475

Banks — 7.3%
First Financial Bankshares	120,000	7,086
International Bancshares	310,000	7,117
Prosperity Bancshares	115,000	6,785
Renasant	260,000	7,077
Southside Bancshares	283,500	7,819
Trustmark	300,000	6,861
United Community Banks *	420,000	6,783
ViewPoint Financial Group	280,000	7,300

Total Banks		56,828

Broadcasting, Newspapers and Advertising — 1.2%
Gray Television *	820,000	9,225

Total Broadcasting, Newspapers and Advertising		9,225

Building & Construction — 1.8%
Lennox International	80,000	6,706
PGT *	690,000	6,866

Total Building & Construction		13,572

Casinos & Gaming — 1.0%
Multimedia Games Holding *	270,000	7,884

Total Casinos & Gaming		7,884

Chemicals — 1.0%
Axiall	170,000	7,922

Total Chemicals		7,922

Computer Software — 1.1%
Manhattan Associates *	260,000	8,198

Total Computer Software		8,198

Computers & Services — 3.9%
Adtran	300,000	6,729
ARRIS Group *	350,000	9,132
Cardtronics *	200,000	6,696
Global Payments	110,000	7,351

Total Computers & Services		29,908

Electrical Utilities — 2.1%
Cleco	150,000	7,883

Description	Shares	Value (000)
Electrical Utilities — (continued)
El Paso Electric	220,000	$8,320

Total Electrical Utilities		16,203

Electronic Components & Equipment — 1.8%
FARO Technologies *	140,000	5,586
Tech Data *	130,000	8,124

Total Electronic Components & Equipment		13,710

Engineering Services — 3.0%
Dycom Industries *	250,000	7,850
MasTec *	205,000	8,114
Primoris Services	250,000	6,995

Total Engineering Services		22,959

Entertainment — 2.0%
Carmike Cinemas *	270,000	8,008
SeaWorld Entertainment	260,000	7,816

Total Entertainment		15,824

Financial Services — 1.1%
Cash America International	200,000	8,710

Total Financial Services		8,710

Food, Beverage & Tobacco — 4.1%
Cal-Maine Foods	140,000	8,348
Flowers Foods	370,000	7,592
National Beverage *	400,000	7,712
Sanderson Farms	100,000	8,227

Total Food, Beverage & Tobacco		31,879

Gas & Natural Gas — 1.1%
Atmos Energy	165,000	8,422

Total Gas & Natural Gas		8,422

Hotels & Lodging — 1.9%
Interval Leisure Group	290,000	7,473
Marriott Vacations Worldwide *	140,000	7,627

Total Hotels & Lodging		15,100

Household Products — 1.0%
Tupperware Brands	90,000	7,642

Total Household Products		7,642

Insurance — 6.6%
American National Insurance	65,000	7,306
Amerisafe	175,000	7,464
HCI Group	200,000	7,736
Infinity Property & Casualty	110,000	7,059
Primerica	165,000	7,572
Protective Life	140,000	7,161
Stewart Information Services	220,000	6,710

Total Insurance		51,008

Machinery — 2.8%
Alamo Group	135,000	7,171
Mueller Water Products, Cl A	800,000	7,296
Sun Hydraulics	185,000	7,563

Total Machinery		22,030

11

Schedule of Investments	April 30, 2014 (unaudited)

HANCOCK HORIZON BURKENROAD SMALL CAP FUND

Description	Shares	Value (000)
Medical Products & Services — 7.9%
ArthroCare *	170,000	$8,250
Computer Programs & Systems	120,000	7,576
Cyberonics *	120,000	7,099
Greatbatch *	170,000	7,825
Hanger *	220,000	7,627
HealthSouth	230,000	7,967
MedAssets *	330,000	7,534
US Physical Therapy	230,000	7,096

Total Medical Products & Services		60,974

Metals & Mining — 1.0%
Encore Wire	160,000	7,797

Total Metals & Mining		7,797

Paper & Paper Products — 3.0%
Graphic Packaging Holding *	750,000	7,695
Neenah Paper	155,000	7,808
Schweitzer-Mauduit International	180,000	7,855

Total Paper & Paper Products		23,358

Petroleum & Fuel Products — 15.4%
Basic Energy Services *	450,000	11,889
Clayton Williams Energy *	70,000	10,114
Diamondback Energy *	120,000	8,633
Exterran Holdings	210,000	9,034
Matador Resources *	360,000	10,339
Newpark Resources *	680,000	8,187
Parker Drilling *	1,080,000	7,160
Pioneer Energy Services *	600,000	8,982
RPC	400,000	8,892
SEACOR Holdings *	90,000	7,505
Stone Energy *	220,000	10,791
Tesco *	450,000	9,000
Ultra Petroleum *	300,000	8,940

Total Petroleum & Fuel Products		119,466

Petroleum Refining — 1.1%
Western Refining	195,000	8,483

Total Petroleum Refining		8,483

Real Estate Investment Trusts — 1.0%
EastGroup Properties	120,000	7,590

Total Real Estate Investment Trusts		7,590

Retail — 7.8%
Bloomin’ Brands *	320,000	6,822
Brinker International	150,000	7,371
Carter’s	100,000	7,366
H&E Equipment Services *	240,000	9,252
Hibbett Sports *	140,000	7,539
Pool	125,000	7,378
Popeyes Louisiana Kitchen *	180,000	6,858
Ruth’s Hospitality Group	620,000	7,806

Total Retail		60,392

Semi-Conductors & Instruments — 3.3%
Benchmark Electronics *	330,000	7,649
Cirrus Logic *	380,000	8,474
Freescale Semiconductor *	445,000	9,777

Total Semi-Conductors & Instruments		25,900

Description	Shares	Value (000)
Transportation Services — 3.4%
Ryder System	95,000	$7,807
Saia *	210,000	8,645
Trinity Industries	130,000	9,758

Total Transportation Services		26,210

Waste Management Services — 1.0%
Darling International *	370,000	7,404

Total Waste Management Services		7,404

Web Hosting/Design — 1.0%
Web.com Group *	240,000	7,370

Total Web Hosting/Design		7,370

Total Common Stock (Cost $588,536 (000))		742,501

Cash Equivalents (A) — 2.8%
Federated Prime Obligations Fund, Cl I, 0.030%	21,081,438	21,081
SEI Daily Income Prime Obligation Fund, Cl A, 0.010%	306,651	307

Total Cash Equivalents (Cost $21,388 (000))		21,388

Total Investments — 98.7% (Cost $609,924 (000))†		$763,889

Percentages are based on net assets of $773,971 (000).

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of April 30, 2014.

Cl — Class

† At April 30, 2014, the tax basis cost of the Fund’s investments was $609,924 (000), and the unrealized appreciation and depreciation were $168,405 (000) and $(14,440) (000), respectively.

As of April 30, 2014, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the period ended April 30, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended April 30, 2014, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the period ended April 30, 2014, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-002-1200

12

Schedule of Investments	April 30, 2014 (unaudited)

HANCOCK HORIZON U.S. SMALL CAP FUND

Description	Shares	Value (000)

Common Stock — 90.1%
Automotive — 3.2%
Dana Holding	900	$19
Gentex	620	18

Total Automotive		37

Banks — 5.2%
BancFirst	370	22
City Holding	450	19
Susquehanna Bancshares	1,805	19

Total Banks		60

Casinos & Gaming — 1.7%
Boyd Gaming *	1,720	20

Total Casinos & Gaming		20

Chemicals — 1.8%
Olin	745	21

Total Chemicals		21

Computers & Services — 6.4%
ARRIS Group *	685	18
Global Payments	275	18
Synaptics *	350	22
Ubiquiti Networks *	405	16

Total Computers & Services		74

Consumer Products — 1.6%
Deckers Outdoor *	235	18

Total Consumer Products		18

Data Processing & Outsourced Services — 3.4%
Exponent	275	19
On Assignment *	565	20

Total Data Processing & Outsourced Services		39

Drugs — 2.0%
Prestige Brands Holdings *	680	23

Total Drugs		23

Educational Services — 1.6%
ITT Educational Services *	660	18

Total Educational Services		18

Electrical Components & Equipment — 1.7%
Littelfuse	225	20

Total Electrical Components & Equipment		20

Electrical Utilities — 1.8%
Cleco	410	21

Total Electrical Utilities		21

Engineering Services — 1.6%
MasTec *	480	19

Total Engineering Services		19

Financial Services — 3.5%
Encore Capital Group *	430	18

Description	Shares	Value (000)
Financial Services — (continued)
Portfolio Recovery Associates *	380	$22

Total Financial Services		40

Food, Beverage & Tobacco — 1.9%
Boston Beer, Cl A *	90	22

Total Food, Beverage & Tobacco		22

Forest Products — 1.7%
Louisiana-Pacific *	1,224	20

Total Forest Products		20

Insurance — 8.7%
American Equity Investment Life Holding	890	21
Amerisafe	470	20
AmTrust Financial Services	535	21
CNO Financial Group	1,075	18
Primerica	445	20

Total Insurance		100

Machinery — 3.6%
Alamo Group	365	20
Woodward	470	21

Total Machinery		41

Manufacturing — 1.6%
EnerSys	275	19

Total Manufacturing		19

Medical Products & Services — 9.2%
Air Methods *	400	22
Cantel Medical	655	22
Emergent Biosolutions *	815	21
Repligen *	1,300	21
United Therapeutics *	200	20

Total Medical Products & Services		106

Metal Fabricating — 1.6%
Worthington Industries	490	18

Total Metal Fabricating		18

Office Furniture & Fixtures — 3.3%
Anixter International	190	19
United Stationers	510	19

Total Office Furniture & Fixtures		38

Petroleum & Fuel Products — 6.4%
Kodiak Oil & Gas *	1,845	24
Patterson-UTI Energy	645	21
Stone Energy *	595	29

Total Petroleum & Fuel Products		74

Printing & Publishing — 1.9%
Deluxe	390	21

Total Printing & Publishing		21

Retail — 7.0%
Brown Shoe	810	19

13

Schedule of Investments	April 30, 2014 (unaudited)

HANCOCK HORIZON U.S. SMALL CAP FUND

Description	Shares	Value (000)
Retail — (continued)
Outerwall *	325	$23
Papa John’s International	380	17
Smith & Wesson Holding *	1,455	22

Total Retail		81

Semi-Conductors & Instruments — 2.9%
Ambarella *	715	18
FEI	200	16

Total Semi-Conductors & Instruments		34

Telephones & Telecommunication — 1.7%
IDT, Cl B	1,225	19

Total Telephones & Telecommunication		19

Waste Management Services — 1.7%
Darling International *	985	20

Total Waste Management Services		20

Web Hosting/Design — 1.4%
Web.com Group *	535	16

Total Web Hosting/Design		16

Total Common Stock (Cost $1,032 (000))		1,039

Cash Equivalent (A) — 7.9%
Federated Prime Obligations Fund, Cl I, 0.030%	90,645	91

Total Cash Equivalent (Cost $91 (000))		91

Total Investments — 98.0% (Cost $1,123 (000))†		$1,130

Percentages are based on net assets of $1,153 (000).

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of April 30, 2014.

Cl — Class

† At April 30, 2014, the tax basis cost of the Fund’s investments was $1,123 (000), and the unrealized appreciation and depreciation were $45 (000) and $(38) (000), respectively.

Amounts designated as “—” are either $0 or have been rounded to $0.

As of April 30, 2014, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the period ended April 30, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended April 30, 2014, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the period ended April 30, 2014, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-011-0400

14

Schedule of Investments	April 30, 2014 (unaudited)

HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

Description	Shares	Value (000)

Common Stock — 75.0%
Aerospace & Defense — 4.4%
General Dynamics	4,660	$510
Huntington Ingalls Industries	4,460	459
L-3 Communications Holdings	4,440	512
Lockheed Martin (1)	3,500	575
Northrop Grumman (1)	4,960	603
Raytheon (1)	6,470	618

Total Aerospace & Defense		3,277

Airlines — 1.1%
Southwest Airlines (1)	33,480	809

Total Airlines		809

Banks — 5.6%
Cullen	6,300	481
East West Bancorp (1)	16,300	563
Fifth Third Bancorp (1)	19,500	402
Independent Bank	12,800	475
Pinnacle Financial Partners	12,500	432
PNC Financial Services Group (1)	5,100	429
SVB Financial Group *	3,700	395
Wells Fargo (1)	10,000	496
Wintrust Financial (1)	11,100	497

Total Banks		4,170

Cable/Media — 2.1%
Cablevision Systems, Cl A (1)	27,000	451
DIRECTV *	6,100	474
Time Warner Cable (1)	4,350	615

Total Cable/Media		1,540

Commercial Services — 0.6%
Hillenbrand	14,500	441

Total Commercial Services		441

Computers & Services — 10.3%
Agilysys *	33,300	418
Blackhawk Network Holdings, Cl B *,(1)	2,267	52
Cisco Systems	18,560	429
CSG Systems International (1)	19,000	501
DST Systems	6,000	553
EMC (1)	16,400	423
Fidelity National Information Services (1)	10,910	583
Hewlett-Packard (1)	19,700	651
Ingram Micro, Cl A *,(1)	21,540	581
Jack Henry & Associates (1)	9,880	545
Juniper Networks *	22,000	543
Microsoft	11,400	461
Motorola Solutions	6,800	432
QUALCOMM	5,900	465
Riverbed Technology *	23,670	460
Zebra Technologies, Cl A *	9,100	632

Total Computers & Services		7,729

Containers & Packaging — 0.7%
Ball (1)	9,320	524

Total Containers & Packaging		524

Description	Shares	Value (000)
Drug Retail — 0.7%
CVS Caremark	7,090	$516

Total Drug Retail		516

Educational Services — 1.4%
Apollo Education Group, Cl A *	17,400	502
Graham Holdings, Cl B	780	524

Total Educational Services		1,026

Electrical Utilities — 1.5%
Ameren (1)	13,000	537
Vectren	13,700	556

Total Electrical Utilities		1,093

Entertainment — 1.4%
John Wiley & Sons, Cl A	8,600	494
Live Nation Entertainment *	25,000	522

Total Entertainment		1,016

Financial Services — 1.4%
American Express (1)	6,600	577
Hanmi Financial	20,800	443

Total Financial Services		1,020

Food, Beverage & Tobacco — 4.2%
Cal-Maine Foods	7,400	441
Dr Pepper Snapple Group	9,960	552
General Mills	9,100	483
Kroger	12,260	564
Sanderson Farms	5,560	457
Tyson Foods, Cl A (1)	16,100	676

Total Food, Beverage & Tobacco		3,173

Gas & Natural Gas — 0.6%
UGI (1)	9,490	443

Total Gas & Natural Gas		443

Health Care Facilities — 0.6%
LifePoint Hospitals *	8,550	478

Total Health Care Facilities		478

Hotels & Lodging — 0.3%
Marcus	15,000	251

Total Hotels & Lodging		251

Household Products — 0.7%
Energizer Holdings	4,700	525

Total Household Products		525

Information Technology — 1.2%
Oracle (1)	11,160	456
Rovi *	19,660	438

Total Information Technology		894

15

Schedule of Investments	April 30, 2014 (unaudited)

HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

Description	Shares	Value (000)
Insurance — 4.8%
Allstate (1)	8,300	$473
American Financial Group (1)	9,430	551
Everest Re Group	3,830	605
Hanover Insurance Group	7,500	438
Reinsurance Group of America, Cl A	6,000	460
StanCorp Financial Group (1)	9,000	550
Travelers (1)	5,870	532

Total Insurance		3,609

Managed Health Care — 0.3%
Aetna (1)	3,597	257

Total Managed Health Care		257

Manufacturing — 0.6%
Post Holdings *	9,040	472

Total Manufacturing		472

Medical Products & Services — 12.0%
Amgen (1)	4,650	520
Becton Dickinson	3,800	430
Cardinal Health (1)	9,770	679
Charles River Laboratories International *	9,500	510
Cigna (1)	6,370	510
Cooper	3,200	422
Covance *	5,170	456
Covidien	4,800	342
CR Bard (1)	3,630	498
DaVita HealthCare Partners *	7,530	522
Express Scripts Holding *	5,390	359
Medtronic (1)	9,600	565
Omnicell *	18,180	481
St. Jude Medical (1)	9,230	586
Stryker (1)	5,400	420
Thermo Fisher Scientific (1)	4,700	536
VCA Antech *	16,200	496
WellPoint (1)	6,290	633

Total Medical Products & Services		8,965

Paper & Paper Products — 2.8%
Clearwater Paper *	8,190	503
Domtar	4,750	443
Neenah Paper	9,000	453
Packaging Corp of America	10,100	673

Total Paper & Paper Products		2,072

Petroleum & Fuel Products — 3.2%
Apache	5,600	486
Cloud Peak Energy *	28,000	551
National Oilwell Varco	6,000	471
Occidental Petroleum	4,580	439
Unit *	7,200	475

Total Petroleum & Fuel Products		2,422

Petroleum Refining — 0.8%
ConocoPhillips (1)	7,590	564

Total Petroleum Refining		564

Description	Shares	Value (000)
Pharmaceuticals — 0.7%
Pfizer (1)	15,780	$494

Total Pharmaceuticals		494

Retail — 4.2%
Foot Locker (1)	13,150	612
Hasbro (1)	9,680	535
Macy’s	7,900	453
Safeway (1)	13,800	470
Skechers U.S.A., Cl A *	12,900	529
UniFirst (1)	5,320	512

Total Retail		3,111

Semi-Conductors & Instruments — 1.2%
Broadcom, Cl A (1)	13,890	428
NVIDIA	25,000	462

Total Semi-Conductors & Instruments		890

Telecommunication Services — 1.2%
AOL *	10,100	432
Google, Cl A *	900	478

Total Telecommunication Services		910

Telephones & Telecommunication — 2.7%
Atlantic Telegraph-Network	4,500	266
Frontier Communications	100,600	599
Harris	9,500	698
Verizon Communications (1)	10,210	477

Total Telephones & Telecommunication		2,040

Transportation Services — 0.6%
Caterpillar	4,330	456

Total Transportation Services		456

Wholesale — 1.1%
Henry Schein *	4,200	480
Owens & Minor (1)	10,600	355

Total Wholesale		835

Total Common Stock (Cost $49,247 (000))		56,022

Cash Equivalents (A) — 34.1%
AIM Short-Term Investment Money Market, 0.020%	8,530,665	8,531
Federated Prime Obligations Fund, Cl I, 0.030%	8,476,723	8,477
SEI Daily Income Prime Obligation Fund, Cl A, 0.010%	8,489,405	8,489

Total Cash Equivalents (Cost $25,497 (000))		25,497

Total Investments — 109.1% (Cost $74,744 (000))		$81,519

16

Schedule of Investments	April 30, 2014 (unaudited)

HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

Description	Shares	Value (000)

Securities Sold Short — (9.3)%

Common Stock — (9.3)%
Aerospace & Defense — (0.2)%
Triumph Group	(2,010)	$(130)

Total Aerospace & Defense		(130)

Agriculture — (0.3)%
American Vanguard	(5,990)	(106)
Intrepid Potash*	(8,390)	(137)

Total Agriculture		(243)

Banks — (0.2)%
Brookline Bancorp	(13,750)	(125)

Total Banks		(125)

Building & Construction — (0.3)%
Meritage Homes*	(3,050)	(118)
Toll Brothers*	(3,560)	(122)

Total Building & Construction		(240)

Computer Software — (0.2)%
Advent Software	(4,390)	(127)

Total Computer Software		(127)

Computers & Services — (0.2)%
Procera Networks*	(12,440)	(115)

Total Computers & Services		(115)

Cosmetics & Toiletries — (0.2)%
Colgate Palmolive	(2,000)	(134)

Total Cosmetics & Toiletries		(134)

E-Commerce — (0.1)%
Amazon.com*	(380)	(116)

Total E-Commerce		(116)

Electrical Utilities — (0.2)%
Pepco Holdings	(6,420)	(172)

Total Electrical Utilities		(172)

Electronic Components & Equipment — (0.1)%
Electro Scientific Industries	(13,170)	(112)

Total Electronic Components & Equipment		(112)

Entertainment — (0.3)%
DreamWorks Animation SKG, Cl A*	(4,760)	(114)
Life Time Fitness*	(2,700)	(130)

Total Entertainment		(244)

Financial Services — (0.5)%
Eaton Vance	(3,400)	(123)
First Cash Financial Services*	(2,570)	(125)
Greenhill	(2,490)	(125)

Total Financial Services		(373)

Food, Beverage & Tobacco — (0.2)%
Whole Foods Market	(2,550)	(127)

Total Food, Beverage & Tobacco		(127)

Gas & Natural Gas — (0.4)%
Laclede Group	(2,770)	(131)
South Jersey Industries	(2,330)	(134)

Total Gas & Natural Gas		(265)

Home Furnishings — (0.2)%
Mohawk Industries*	(940)	(124)

Total Home Furnishings		(124)

Household Products — (0.2)%
Stanley Black & Decker	(1,600)	(138)

Total Household Products		(138)

Industrials — (0.4)%
Airgas	(1,220)	(130)

Description	Shares	Value (000)
Industrials — (0.4)% (continued)
Nucor	(2,570)	$(133)

Total Industrials		(263)

Insurance — (0.1)%
Meadowbrook Insurance Group	(22,240)	(124)

Total Insurance		(124)

Machinery — (0.3)%
ESCO Technologies	(3,690)	(123)
Kennametal	(2,900)	(136)

Total Machinery		(259)

Manufacturing — (0.5)%
AZZ	(2,930)	(127)
B&G Foods	(4,300)	(141)
McCormick	(1,810)	(129)

Total Manufacturing		(397)

Medical Products & Services — (0.5)%
Abaxis	(3,330)	(135)
Bio-Reference Labs*	(4,600)	(117)
Ventas†	(2,140)	(141)

Total Medical Products & Services		(393)

Office Furniture & Fixtures — (0.1)%
Interface, Cl A	(6,300)	(113)

Total Office Furniture & Fixtures		(113)

Petroleum & Fuel Products — (0.5)%
Dresser-Rand Group*	(2,220)	(134)
Geospace Technologies*	(1,970)	(115)
Tidewater	(2,670)	(136)

Total Petroleum & Fuel Products		(385)

Real Estate Investment Trust — (0.4)%
Plum Creek Timber	(3,090)	(135)
Weyerhaeuser	(4,420)	(132)

Total Real Estate Investment Trust		(267)

Retail — (1.2)%
Aeropostale*	(25,840)	(128)
Bob Evans Farms	(2,590)	(121)
Cabela’s*	(1,940)	(127)
Fastenal	(2,630)	(132)
Francesca’s Holdings*	(6,950)	(114)
Quiksilver*	(16,660)	(107)
Starbucks	(1,750)	(124)

Total Retail		(853)

Semi-Conductors & Instruments — (0.8)%
Entropic Communications*	(31,650)	(117)
Exar*	(10,840)	(117)
Hittite Microwave	(2,060)	(122)
Rudolph Technologies*	(11,190)	(102)
Ultratech*	(4,440)	(118)

Total Semi-Conductors & Instruments		(576)

Transportation Services — (0.7)%
Genesee & Wyoming, Cl A*	(1,320)	(131)
JB Hunt Transport Services	(1,800)	(137)
Kansas City Southern	(1,270)	(128)
Roadrunner Transportation Systems*	(5,140)	(126)

Total Transportation Services		(522)

Total Common Stock (Proceeds $(7,154)(000))		(6,937)

Total Securities sold short — (9.3)% (Proceeds $(7,154)(000))		$(6,937)

Percentages are based on Net Assets of $74,695(000).

Cl — Class

17

Schedule of Investments	April 30, 2014 (unaudited)

HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

*	Non-income producing security.

(1)	All or a portion of this security has been held in a segregated account as collateral for securities sold short.

(A)	The rate shown is the 7-day effective yield as of April 30, 2014.

† At April 30, 2014, the tax basis cost of the Fund’s investments, excluding securities sold short, was $74,744 (000), and the unrealized appreciation and depreciation were $7,493 (000) and $(718) (000), respectively.

As of April 30, 2014, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the period ended April 30, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended April 30, 2014, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the period ended April 30, 2014, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-005-1200

18

Schedule of Investments	April 30, 2014 (unaudited)

HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND

Description	Shares	Value (000)

Common Stock — 97.1%
Australia — 1.8%
BHP Billiton ADR	137,899	$9,727

Total Australia		9,727

Austria — 5.4%
Conwert Immobilien Invest	390,952	5,627
Erste Group Bank	263,814	8,849
Schoeller-Bleckmann Oilfield Equipment	113,731	14,439

Total Austria		28,915

Bermuda — 2.6%
Everest Re Group	88,142	13,929

Total Bermuda		13,929

Brazil — 2.4%
Banco Bradesco ADR	425,739	6,331
Banco do Brasil	611,300	6,425

Total Brazil		12,756

Canada — 0.9%
Rogers Communications, Cl B	122,261	4,856

Total Canada		4,856

China — 8.0%
Anhui Conch Cement, Cl H	2,132,500	7,922
China Oilfield Services, Cl H	4,635,200	11,049
China Shipping Container Lines, Cl H *	17,572,000	4,193
Daphne International Holdings	1,515,400	608
Industrial & Commercial Bank of China, Cl H	6,923,000	4,125
Mindray Medical International ADR	217,511	7,191
Weichai Power, Cl H	2,251,400	7,840

Total China		42,928

Colombia — 1.3%
Bancolombia ADR	123,683	7,041

Total Colombia		7,041

Czech Republic — 1.1%
Komercni Banka	25,590	5,890

Total Czech Republic		5,890

France — 3.3%
Societe Generale	156,324	9,710
Sodexo	74,921	8,072

Total France		17,782

Hong Kong — 1.6%
Orient Overseas International	1,778,700	8,489

Total Hong Kong		8,489

India — 3.8%
ICICI Bank ADR	480,178	20,489

Total India		20,489

Description	Shares	Value (000)
Indonesia — 0.9%
Indofood Sukses Makmur	8,395,000	$5,119

Total Indonesia		5,119

Ireland — 6.9%
ICON *	326,978	12,677
Shire	425,071	24,246

Total Ireland		36,923

Japan — 8.1%
Denso	349,700	15,926
Hitachi	1,251,000	8,903
Nippon Steel & Sumitomo Metal	2,801,000	7,349
Secom	194,800	11,219

Total Japan		43,397

Netherlands — 5.7%
Core Laboratories	123,551	23,188
Royal Dutch Shell, Cl A	184,316	7,295

Total Netherlands		30,483

Norway — 6.3%
DNB	857,251	15,126
Norsk Hydro	1,243,938	6,644
StatoilHydro ADR	393,099	11,978

Total Norway		33,748

Panama — 1.8%
Carnival	243,087	9,556

Total Panama		9,556

Singapore — 0.7%
United Industrial	1,530,900	4,085

Total Singapore		4,085

South Korea — 4.7%
Hyundai Mobis	35,854	10,236
POSCO	26,201	7,797
Samsung Electronics	5,559	7,225

Total South Korea		25,258

Spain — 2.8%
Amadeus IT Holding, Cl A	360,116	14,957

Total Spain		14,957

Sweden — 2.4%
Getinge, Cl B	442,131	12,965

Total Sweden		12,965

Switzerland — 8.2%
Credit Suisse Group ADR	255,157	8,081
Novartis ADR	148,476	12,909
Roche Holding	51,776	15,172
Transocean	184,814	7,960

Total Switzerland		44,122

19

Schedule of Investments	April 30, 2014 (unaudited)

HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND

Description	Shares	Value (000)
Taiwan — 2.4%
Advanced Semiconductor Engineering	11,021,000	$12,774

Total Taiwan		12,774

Turkey — 2.7%
Akbank	2,250,101	7,832
Turkiye Garanti Bankasi	1,892,264	6,908

Total Turkey		14,740

United Kingdom — 11.3%
ARM Holdings ADR	467,550	21,284
Diageo	433,601	13,307
HSBC Holdings	611,221	6,235
Rio Tinto ADR	199,030	10,805
Subsea 7	473,990	9,462

Total United Kingdom		61,093

Total Common Stock (Cost $439,914 (000))		522,022

Cash Equivalents (A) — 1.7%
Dreyfus Government Cash Management, 0.000%	5,106,270	5,106
Federated Prime Obligations Fund, Cl I, 0.030%	3,882,854	3,883

Total Cash Equivalents (Cost $8,989 (000))		8,989

Exchange Traded Fund— 1.0%
iShares MSCI United Kingdom Index Fund	241,722	5,202

Total Exchange Traded Fund (Cost $4,340 (000))		5,202

Total Investments — 99.8% (Cost $453,243 (000))†		$536,213

Percentages are based on net assets of $537,541 (000).

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of April 30, 2014.

ADR — American Depositary Receipt

Cl — Class

MSCI — Morgan Stanley Capital International

† At April 30, 2014, the tax basis cost of the Fund’s investments, excluding securities sold short, was $453,243 (000), and the unrealized appreciation and depreciation were $86,173 (000) and $(3,203) (000), respectively.

As of April 30, 2014, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the period ended April 30, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended April 30, 2014, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-003-1200

20

Schedule of Investments	April 30, 2014 (unaudited)

HANCOCK HORIZON LOUISIANA TAX-FREE INCOME FUND

Description	Face Amount (000)	Value (000)

Municipal Bonds — 95.4%

Alabama — 2.5%
Birmingham Water Works Board, Ser A, RB
Callable 01/01/22 @ 100
3.875%, 01/01/32	$335	$334

Total Alabama		334

Louisiana — 92.4%
Ascension Parish School Board, GO
Callable 03/01/22 @ 100
3.750%, 03/01/30	600	606
Central Community School System
Callable 03/01/24 @ 100
4.000%, 03/01/30	150	154
Callable 03/01/24 @ 100
4.000%, 03/01/31	250	254
City of Baton Rouge, Ser A-2, RB, AGM
Callable 08/01/18 @ 100
4.250%, 08/01/32	100	103
Desoto Parish School Board, RB
Callable 05/01/22 @ 100
3.500%, 05/01/32	370	357
Callable 05/01/22 @ 100
3.375%, 05/01/29	255	253
Iberia Parishwide School District
Callable 03/01/24 @ 100
3.750%, 03/01/33	525	526
Lafayette, Consolidated Government, RB
Callable 11/01/20 @ 100
4.750%, 11/01/35	200	211
Lafayette, Consolidated Government, Ser B, RB
Callable 05/01/21 @ 100
4.250%, 05/01/26	200	212
Lafayette, Parish Law Enforcement District, GO
Callable 03/01/22 @ 100
3.250%, 03/01/32	280	269
Livingston Parish School District No. 22, GO, AGM
Callable 03/01/22 @ 100
4.400%, 03/01/31	300	310
Livingston Parish Sewer District No. 2, RB, AGC
Callable 06/02/14 @ 102
5.200%, 03/01/44	105	108
Livingston Parish Sewer District No. 2, RB, AGM
Callable 03/01/22 @ 100
3.600%, 03/01/42	200	169
Louisiana Stadium & Exposition District, Ser A, RB
Callable 07/01/23 @ 100
3.625%, 07/01/36	400	351

Description	Face Amount (000)	Value (000)

Louisiana — (continued)
Louisiana State, Gas & Fuels Tax Project, Ser B, RB
Callable 05/01/20 @ 100
5.000%, 05/01/37	$165	$177
Louisiana State, University & Agricultural & Mechanical College, Auxiliary, Ser A, RB
Callable 07/01/20 @ 100
5.000%, 07/01/35	100	106
Louisiana, Local Government Environmental Facilities & Community Development Authority, Bossier Parish Public Improvement Project, RB, AGM
Callable 03/01/22 @ 100
4.000%, 03/01/42	250	232
Louisiana, Local Government Environmental Facilities & Community Development Authority, BRCC Facilities Corp. Project, RB
Callable 12/01/21 @ 100
4.125%, 12/01/32	750	770
Louisiana, Local Government Environmental Facilities & Community Development Authority, East Ascension Consolidation Project, RB, AMBAC
Callable 06/01/17 @ 100
4.500%, 12/01/47	150	149
Louisiana, Local Government Environmental Facilities & Community Development Authority, Jefferson Parish Project, Ser A, RB
Callable 04/01/19 @ 100
5.375%, 04/01/31	100	108
Louisiana, Local Government Environmental Facilities & Community Development Authority, Livingston Parish Courthouse Project, RB, AGM
Callable 09/01/21 @ 100
4.625%, 09/01/41	300	305
Louisiana, Local Government Environmental Facilities & Community Development Authority, Nicholls State University Student Project, RB, AGM
Callable 10/01/20 @ 100
5.000%, 10/01/41	325	334
Louisiana, Local Government Environmental Facilities & Community Development Authority, RB, AGM
Callable 09/01/22 @ 100
4.000%, 09/01/37	500	482
Callable 09/01/22 @ 100
4.000%, 09/01/42	1,000	948

21

Schedule of Investments	April 30, 2014 (unaudited)

HANCOCK HORIZON LOUISIANA TAX-FREE INCOME FUND

Description	Face Amount (000)	Value (000)

Louisiana — (continued)
Louisiana, Local Government Environmental Facilities & Community Development Authority, Southeastern Louisiana University Project, Ser A, RB, AGM
Callable 10/01/20 @ 100
5.000%, 10/01/40	$610	$646
Louisiana, Local Government Environmental Facilities & Community Development Authority, Woman’s Hospital Foundation Project, Ser B, RB
Callable 10/01/15 @ 100
6.000%, 10/01/40	125	129
Louisiana, Local Government Environmental Facilities & Community Development Authority, Youngsville Project, RB, AGM
Callable 07/01/21 @ 100
4.900%, 07/01/41	175	183
Louisiana, Public Facilities Authority, Archdioces of New Orleans, RB
Callable 07/01/17 @ 100
4.500%, 07/01/37	400	398
Louisiana, Public Facilities Authority, Franciscan Missionaries Project, RB
Callable 07/01/19 @ 100
6.750%, 07/01/39	200	224
Louisiana, Public Facilities Authority, Nineteenth Judicial District Court Project, RB, NATL-RE
Callable 06/01/17 @ 100
5.500%, 06/01/41	25	26
Louisiana, Public Facilities Authority, University of New Orleans Research & Technology Project, RB, NATL- RE
Callable 09/01/16 @ 100
5.250%, 03/01/37	100	106
Parish of Ascension Louisiana, RB, AGM
Callable 04/01/18 @ 100
3.250%, 04/01/35	565	504
Plaquemines Parish, Ser A, RB
Callable 03/01/20 @ 101
4.550%, 03/01/28	115	122
Rapides Parish School District No. 52 Pineville, GO
Callable 04/01/22 @ 100
3.250%, 04/01/31	200	178
St. Charles Parish School District No. 1, GO
Callable 03/01/22 @ 100
3.000%, 03/01/30	300	273
Callable 03/01/22 @ 100
3.000%, 03/01/31	300	267

Description	Face Amount (000)	Value (000)

Louisiana — (continued)
St. Martin Parish, School District Project, GO, AGM
Callable 03/01/21 @ 100
5.000%, 03/01/31	$100	$109
St. Tammany Parish Hospital Service District No. 2, GO
Callable 03/01/22 @ 100
3.125%, 03/01/32	260	247
Callable 03/01/22 @ 100
3.000%, 03/01/26	220	214
Tangipahoa Parish, Water District Project, RB, AMBAC
Callable 04/01/17 @ 100
4.375%, 04/01/47	350	347
Terrebonne Parish, Hospital Service District No. 1 Project, General Medical Center Project, RB
Callable 04/01/20 @ 100
5.000%, 04/01/28	150	159
Terrebonne Parish, Sales & Use Tax Project, Ser ST, RB, AGM
Callable 04/01/21 @ 100
5.250%, 04/01/36	100	108
Town of Livingston Louisiana, RB
Callable 08/01/21 @ 100
5.300%, 08/01/41	250	262
Zachary Community School District No. 1, GO
Callable 03/01/22 @ 100
3.500%, 03/01/32	200	197

Total Louisiana		12,193

Virgin Islands — 0.5%
Virgin Islands, Public Finance Authority, Capital Project, Ser A-1, RB
Callable 10/01/19 @ 100
5.000%, 10/01/39	70	70

Total Virgin Islands		70

Total Municipal Bonds (Cost $12,594 (000))		12,597

Cash Equivalents (A) — 3.9%
Federated Tax-Free Obligations Fund, 0.010%	112,827	113
SEI Tax Exempt Trust - Institutional Tax Free Portfolio, Cl A, 0.020%	397,831	398

Total Cash Equivalents (Cost $511 (000))		511

Total Investments — 99.3% (Cost $13,105 (000))†		$13,108

Percentages are based on net assets of $13,194 (000).

(A)	The rate reported is the 7-day effective yield as of April 30, 2014.

22

Schedule of Investments	April 30, 2014 (unaudited)

HANCOCK HORIZON LOUISIANA TAX-FREE INCOME FUND

AGC — American Guarantee Corporation

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

Cl — Class

GO — General Obligation

NATL-RE — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

† At April 30, 2014, the tax basis cost of the Fund’s investments was $13,105 (000), and the unrealized appreciation and depreciation were $350 (000) and $(347) (000), respectively.

The following is a summary of the inputs used as of April 30, 2014, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$12,597	$—	$12,597
Cash Equivalents	511	—	—	511

Total Investments in Securities	$511	$12,597	$—	$13,108

Amounts designated as “—” are either $0 or have been rounded to $0.

During the period ended April 30, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended April 30, 2014, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the period ended April 30, 2014, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-009-0700

23

Schedule of Investments	April 30, 2014 (unaudited)

HANCOCK HORIZON MISSISSIPPI TAX-FREE INCOME FUND

Description	Face Amount (000)	Value (000)

Municipal Bonds — 96.9%

District of Columbia — 0.5%
Washington Convention & Sports Authority, Ser A, RB, AMBAC
Callable 10/01/16 @ 100
4.500%, 10/01/30	$110	$111

Total District of Columbia		111

Mississippi — 94.1%
Canton Public School District, RB
Callable 09/01/20 @ 100
4.750%, 09/01/30	855	892
City of Batesville Mississippi, GO
Callable 07/01/17 @ 100
3.000%, 07/01/22	185	188
Clinton Public School District, GO
Callable 10/01/21 @ 100
2.750%, 10/01/28	200	206
Gulfport Mississippi, Memorial Hospital at Gulfport Project, Ser A, RB
Callable 06/02/14 @ 100
5.750%, 07/01/31	400	401
Jackson, State University Educational Building Project, Ser A-1, RB
Callable 03/01/20 @ 100
5.000%, 03/01/34	1,145	1,217
Mississippi Business Finance, Ser A, RB
Callable 05/01/19 @ 100
5.000%, 05/01/37	150	155
Mississippi, Development Bank, Biloxi Project, Ser A, RB, AMBAC
Callable 11/01/16 @ 100
4.650%, 11/01/27	1,340	1,386
Mississippi, Development Bank, Capital & Equipment Acquisition Project, Ser A-2, RB, AMBAC
5.000%, 07/01/24	30	30
Mississippi, Development Bank, Capital & Equipment Project, Ser A, RB, AMBAC
5.000%, 07/01/31	36	35
Mississippi, Development Bank, Columbus Infrastructure Building Project, RB, AGM
Callable 12/01/20 @ 100
4.500%, 12/01/30	100	111
Mississippi, Development Bank, Department of Corrections Project, Ser D, RB
5.000%, 08/01/19	200	229
Mississippi, Development Bank, Flowood Refunding Project, RB
Callable 11/01/21 @ 100
4.125%, 11/01/31	950	1,002
Mississippi, Development Bank, Harrison County Coliseum Project, Ser A, RB
5.250%, 01/01/24	200	234

Description	Face Amount (000)	Value (000)

Mississippi — (continued)
Mississippi, Development Bank, Hinds Community College Project, RB, AGM
Callable 10/01/19 @ 100
5.375%, 10/01/33	$50	$55
Callable 04/01/21 @ 100
5.125%, 04/01/41	400	422
Mississippi, Development Bank, Home Ownership Mortgage, Ser A, RB, GNMA, FNMA, FHLMC
Callable 06/01/20 @ 100
4.550%, 12/01/31	50	52
Mississippi, Development Bank, Jackson Public School District Project, RB
Callable 04/01/23 @ 100
5.000%, 04/01/28	575	632
Mississippi, Development Bank, Jackson Water & Sewer Project, RB, AGM
Callable 09/01/22 @ 100
3.500%, 09/01/34	1,400	1,294
Mississippi, Development Bank, Jones County Junior College Project, Ser Junior College, RB, AGM
Callable 03/01/19 @ 100
5.125%, 03/01/39	250	267
Callable 03/01/19 @ 100
5.000%, 03/01/33	75	80
Mississippi, Development Bank, Jones County Rest Home Project, RB, AGM
Callable 04/01/21 @ 100
5.500%, 04/01/30	385	427
Callable 04/01/21 @ 100
5.250%, 04/01/27	305	335
Callable 04/01/21 @ 100
5.125%, 04/01/26	50	55
Mississippi, Development Bank, Lowndes County Industrial Development Project, RB, AGM
Callable 07/01/17 @ 100
5.000%, 07/01/27	450	470
Mississippi, Development Bank, Magnolia Regional Health Center Project, Ser A, RB
5.500%, 10/01/21	900	1,007
Mississippi, Development Bank, Marshall County Industrial Development Authority, RB
Callable 01/01/22 @ 100
3.000%, 01/01/28	1,900	1,821
Mississippi, Development Bank, Pearl Capital Improvement Project, RB, AGM
Callable 12/01/21 @ 100
4.000%, 12/01/31	930	942

24

Schedule of Investments	April 30, 2014 (unaudited)

HANCOCK HORIZON MISSISSIPPI TAX-FREE INCOME FUND

Description	Face Amount (000)	Value (000)

Mississippi — (continued)
Mississippi, Development Bank, Pearl River Community College Project, RB, AGM
Callable 09/01/22 @ 100
3.375%, 09/01/36	$900	$772
Mississippi, Development Bank, Ser A, RB
5.250%, 01/01/34	1,200	1,445
Mississippi, Development Bank, Tax Increment Financing Project, RB
Callable 05/01/19 @ 100
4.500%, 05/01/24	120	127
Mississippi, Development Bank, Water & Sewer Project, RB, AGM
Callable 07/01/20 @ 100
5.250%, 07/01/30	230	254
Mississippi, Development Bank, Water & Sewer Project, RB, AGM
Callable 03/01/22 @ 100
3.500%, 03/01/32	400	388
Mississippi, Hospital Equipment & Facilities Authority, Baptist Health Systems, Ser A, RB
Callable 08/15/17 @ 100
5.000%, 08/15/29	80	82
Mississippi, State University Educational Building, RB
Callable 08/01/21 @ 100
5.000%, 08/01/41	705	749
Oxford, School District, School Improvement Project, GO
Callable 04/01/21 @ 100
4.500%, 04/01/31	500	540
State of Mississippi, Capital Improvement Project, Ser A, GO
Callable 10/01/21 @ 100
4.000%, 10/01/36	900	921
Callable 10/01/21 @ 100
3.750%, 10/01/31	910	931
University of Mississippi Educational Building, Medical Center Educational Building, Ser A, RB
Callable 06/01/22 @ 100
4.000%, 06/01/41	2,065	1,986
University of Mississippi Educational Building, Student Housing Construction Project, Ser I, RB
Callable 10/01/16 @ 100
3.900%, 10/01/31	750	760

Total Mississippi		22,900

Virgin Islands — 2.3%
Virgin Islands, Public Finance Authority, Capital Project, Ser A-1, RB
Callable 10/01/19 @ 100
5.000%, 10/01/39	350	350

Description	Face Amount (000)	Value (000)

Virgin Islands — (continued)
Virgin Islands, Public Finance Authority, Matching Fund Loan Project, Ser A, RB
Callable 10/01/20 @ 100
5.000%, 10/01/29	$100	$103
Virgin Islands, Public Finance Authority, Matching Fund Loan Project, Sub-Ser B, RB
Callable 10/01/20 @ 100
5.250%, 10/01/29	100	105

Total Virgin Islands		558

Total Municipal Bonds (Cost $23,342 (000))		23,569

Cash Equivalent (A) — 2.1%
SEI Tax Exempt Trust - Institutional Tax Free Portfolio, Cl A, 0.020%	511,253	511

Total Cash Equivalent (Cost $511 (000))		511

Total Investments — 99.0% (Cost $23,853 (000))†		$24,080

Percentages are based on net assets of $24,324 (000).

(A)	The rate reported is the 7-day effective yield as of April 30, 2014.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

RB — Revenue Bond

Ser — Series

† At April 30, 2014, the tax basis cost of the Fund’s investments was $23,853 (000), and the unrealized appreciation and depreciation were $695 (000) and $(468) (000), respectively.

The following is a summary of the inputs used as of April 30, 2014, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$23,569	$—	$23,569
Cash Equivalents	511	—	—	511

Total Investments in Securities	$511	$23,569	$—	$24,080

Amounts designated as “—” are either $0 or have been rounded to $0.

During the period ended April 30, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended April 30, 2014, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the period ended April 30, 2014, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-010-0700

25

Schedule of Investments	April 30, 2014 (unaudited)

HANCOCK HORIZON DIVERSIFIED INCOME FUND

Description	Face Amount (000)/Shares	Value (000)

Registered Investment Companies — 45.4%
Exchange Traded Funds — 39.3%
Alerian MLP ETF	477,887	$8,654
Market Vectors Preferred ETF	77,148	1,600
PowerShares Preferred Portfolio	175,514	2,531
PowerShares Senior Loan Portfolio	131,073	3,243
SPDR Wells Fargo Preferred Stock ETF	65,653	2,839
Yorkville High Income MLP ETF	461,301	8,414

Total Exchange Traded Fund		27,281

Open-End Fund — 6.1%
BlackRock High Yield Portfolio, Institutional Class	503,064	4,191

Total Open-End Fund		4,191

Total Registered Investment Companies (Cost $29,601 (000))		31,472

Corporate Bonds — 30.4%
Automotive — 1.6%
American Axle & Manufacturing
6.625%, 10/15/22	$500	542
Goodyear Tire & Rubber
6.500%, 03/01/21	500	541

Total Automotive		1,083

Building & Construction — 1.6%
Beazer Homes USA
7.250%, 02/01/23	500	515
Cemex Finance (A)
9.375%, 10/12/22	500	576

Total Building & Construction		1,091

Casinos & Gambling — 1.5%
Boyd Gaming (A)
9.000%, 07/01/20	500	553
Caesars Entertainment Operating
11.250%, 06/01/17	500	477

Total Casinos & Gambling		1,030

Chemicals — 0.8%
Cornerstone Chemical (A)
9.375%, 03/15/18	500	530

Total Chemicals		530

Computers & Services — 1.5%
First Data (A)
8.250%, 01/15/21	500	539
Interface Security Systems (A)
9.250%, 01/15/18	500	510

Total Computers & Services		1,049

Energy-Alternate Sources — 0.8%
Linc USA GP (A)
12.500%, 10/31/17	500	555

Total Energy-Alternate Sources		555

Entertainment — 0.8%
MTR Gaming Group

Description	Face Amount (000)	Value (000)
Entertainment — (continued)
11.500%, 08/01/19	$500	$562

Total Entertainment		562

Food, Beverage & Tobacco — 1.5%
Alliance One International
9.875%, 07/15/21	500	505
SUPERVALU
6.750%, 06/01/21	500	507

Total Food, Beverage & Tobacco		1,012

Gas & Natural Gas — 0.8%
Teekay
8.500%, 01/15/20	500	578

Total Gas & Natural Gas		578

Health Care Services — 0.8%
IASIS Healthcare
8.375%, 05/15/19	500	531

Total Health Care Services		531

Household Products — 0.7%
Armored Autogroup
9.250%, 11/01/18	500	520

Total Household Products		520

Industrials — 1.4%
CHC Helicopter
9.375%, 06/01/21	500	518
General Electric Capital (B)
5.250%, 12/31/49	500	491

Total Industrials		1,009

Materials — 1.5%
Hexion US Finance
6.625%, 04/15/20	500	519
Momentive Performance Materials
8.875%, 10/15/20	500	541

Total Materials		1,060

Medical Products & Services — 2.3%
Kinetic Concepts
12.500%, 11/01/19	500	582
Lantheus Medical Imaging
9.750%, 05/15/17	500	498
Tenet Healthcare
6.750%, 02/01/20	500	525

Total Medical Products & Services		1,605

Metals & Mining — 0.8%
United States Steel
7.500%, 03/15/22	500	548

Total Metals & Mining		548

Paper & Related Products — 1.6%
Tembec Industries
11.250%, 12/15/18	500	545
Verso Paper Holdings

26

Schedule of Investments	April 30, 2014 (unaudited)

HANCOCK HORIZON DIVERSIFIED INCOME FUND

Description	Face Amount (000)/Shares	Value (000)
Paper & Related Products — (continued)
11.750%, 01/15/19	$500	$540

Total Paper & Related Products		1,085

Petroleum & Fuel Products — 4.3%
EXCO Resources
7.500%, 09/15/18	500	509
Forest Oil
7.250%, 06/15/19	513	450
Gastar Exploration (A)
8.625%, 05/15/18	500	515
Lightstream Resources (A)
8.625%, 02/01/20	500	511
Midstates Petroleum
9.250%, 06/01/21	500	511
Nuverra Environmental Solutions
9.875%, 04/15/18	500	507

Total Petroleum & Fuel Products		3,003

Printing & Publishing — 0.7%
Cenveo
8.875%, 02/01/18	500	517

Total Printing & Publishing		517

Publishing — 0.8%
American Media
11.500%, 12/15/17	500	544

Total Publishing		544

Semi-Conductors & Instruments — 0.8%
Advanced Micro Devices
7.750%, 08/01/20	500	531

Total Semi-Conductors & Instruments		531

Telephones & Telecommunication — 3.8%
Avaya (A)
9.000%, 04/01/19	500	516
Cequel Communications Holdings I (A)
6.375%, 09/15/20	500	524
Cincinnati Bell
8.750%, 03/15/18	500	525
Clear Channel Communications
4.900%, 05/15/15	500	519
Frontier Communications
8.750%, 04/15/22	495	564

Total Telephones & Telecommunication		2,648

Total Corporate Bonds (Cost $20,615 (000))		21,091

Preferred Stock — 13.9%
Banks — 2.1%
First Niagara Financial Group 8.625% (B)(C)	17,000	493
JPMorgan Chase 6.700% (C)	16,000	406
Wells Fargo 6.625% (B)(C)	20,000	553

Total Banks		1,452

Financial Services — 3.4%
Ally Financial 8.500% (B)(C)	19,000	514
Goldman Sachs Group 5.500% (B)(C)	20,000	472
Morgan Stanley 6.875% (B)(C)	20,000	532

Description	Shares	Value (000)

Preferred Stock — (continued)
Financial Services — (continued)
PPL Capital Funding 5.900%, 04/30/2073	22,900	$552
State Street 5.900% (B)(C)	10,000	260

Total Financial Services		2,330

Insurance — 4.5%
Aegon 6.375% (C)	22,170	573
Allstate 5.625% (C)	20,000	487
American Financial Group 5.750%, 08/25/2042	23,010	572
Amtrust Financial Services 6.750% (C)	20,000	472
Hartford Financial Services Group
7.875%, 04/15/2042 (B)	18,240	546
Maiden Holdings North America
8.000%, 03/27/2042	19,000	491

Total Insurance		3,141

Pipelines — 0.7%
NuStar Logistics 7.625%,
01/15/2043 (B)	19,490	519

Total Pipelines		519

Real Estate Investment Trust — 1.3%
DDR 6.250% (C)	20,000	471
Digital Realty Trust 5.875% (C)	20,000	441

Total Real Estate Investment Trust		912

Telephones & Telecommunication — 1.2%
Qwest 6.125%, 06/01/2053	33,141	803

Total Telephones & Telecommunication		803

Transportation Services — 0.7%
Costamare 7.625% (C)	20,000	494

Total Transportation Services		494

Total Preferred Stock (Cost $9,692 (000))		9,651

Common Stock — 9.9%
Advertising Agencies — 0.1%
Harte-Hanks	7,970	64

Total Advertising Agencies		64

Aerospace & Defense — 0.1%
Lockheed Martin	406	67

Total Aerospace & Defense		67

Banks — 0.7%
City Holding	1,541	66
First Financial Bancorp	3,774	61
National Penn Bancshares	6,291	62
NBT Bancorp	2,745	62
New York Community Bancorp	4,238	65
People’s United Financial	4,573	65
United Bankshares	2,189	64
Valley National Bancorp	6,346	64

Total Banks		509

27

Schedule of Investments	April 30, 2014 (unaudited)

HANCOCK HORIZON DIVERSIFIED INCOME FUND

Description	Shares	Value (000)
Computers & Services — 0.2%
Cisco Systems	2,860	$66
Comtech Telecommunications	2,129	68

Total Computers & Services		134

Consumer Electronics — 0.1%
Garmin	1,203	69

Total Consumer Electronics		69

Correctional Institutions — 0.3%
Corrections Corp of America	3,435	113
Geo Group	3,533	118

Total Correctional Institutions		231

Electrical Utilities — 1.2%
Ameren	1,650	68
American Electric Power	1,349	73
Avista	2,280	73
Consolidated Edison	1,211	70
DTE Energy	901	70
Entergy	968	70
Exelon	1,930	68
FirstEnergy	1,991	67
Integrys Energy Group	1,118	69
Pinnacle West Capital	1,240	69
PPL	2,041	68
Public Service Enterprise	1,750	72

Total Electrical Utilities		837

Entertainment — 0.1%
Meredith	1,417	62

Total Entertainment		62

Environmental Services — 0.1%
Waste Management	1,565	70

Total Environmental Services		70

Financial Services — 0.4%
Calamos Asset Management, Cl A	5,318	65
Redwood Trust	5,353	117
Starwood Property Trust	4,848	116

Total Financial Services		298

Food, Beverage & Tobacco — 0.3%
Altria Group	1,778	71
Lorillard	1,255	75
Universal	1,208	66

Total Food, Beverage & Tobacco		212

Gas & Natural Gas — 0.2%
AGL Resources	1,350	73
Laclede Group	1,495	71

Total Gas & Natural Gas		144

Home Furnishings — 0.1%
Leggett & Platt	2,152	71

Total Home Furnishings		71

Description	Shares	Value (000)
Hotels & Lodging — 0.2%
Ryman Hospitality Properties	2,572	$117

Total Hotels & Lodging		117

Insurance — 0.1%
Safety Insurance Group	1,214	65

Total Insurance		65

Investment Management Companies — 0.1%
Federated Investors, Cl B	2,242	64

Total Investment Management Companies		64

Leasing & Renting — 0.1%
Rent-A-Center, Cl A	2,446	71

Total Leasing & Renting		71

Petroleum & Fuel Products — 0.3%
Chevron	571	72
Ensco, Cl A	1,279	64
Transocean	1,537	66

Total Petroleum & Fuel Products		202

Petroleum Refining — 0.1%
ConocoPhillips	964	72

Total Petroleum Refining		72

Pharmaceuticals — 0.3%
Eli Lilly	1,163	69
Merck	1,213	71
Pfizer	2,110	66

Total Pharmaceuticals		206

Real Estate Investment Trust — 4.2%
BioMed Realty Trust	5,491	115
Brandywine Realty Trust	7,781	113
CommonWealth	4,107	104
Corporate Office Properties Trust	4,322	116
DCT Industrial Trust	14,407	113
Duke Realty	6,689	117
EPR Properties	2,103	113
Franklin Street Properties	9,272	113
HCP	2,822	118
Health Care	1,877	118
Healthcare Realty Trust	5,011	126
Highwoods Properties	2,995	121
Home Properties	1,843	114
Hospitality Properties Trust	4,169	125
Lexington Realty Trust	10,439	112
Liberty Property Trust	3,032	114
Mack-Cali Realty	5,404	110
Medical Properties Trust	8,565	116
Monmouth Real Estate Investment, Cl A	11,725	110
National Retail Properties	3,226	110
Omega Healthcare Investors	3,371	117
Piedmont Office Realty Trust, Cl A	6,665	117
Realty Income	2,663	116
Senior Housing Properties Trust	4,962	117

28

Schedule of Investments	April 30, 2014 (unaudited)

HANCOCK HORIZON DIVERSIFIED INCOME FUND

Description	Shares	Value (000)
Real Estate Investment Trust — (continued)
Washington Real Estate Investment Trust	4,637	$113

Total Real Estate Investment Trust		2,878

Retail — 0.2%
Buckle	1,478	70
Staples	5,462	68

Total Retail		138

Semi-Conductors & Instruments — 0.1%
Intel	2,528	67

Total Semi-Conductors & Instruments		67

Telephones & Telecommunication — 0.3%
AT&T	1,886	67
CenturyLink	1,996	70
Verizon Communications	1,391	65

Total Telephones & Telecommunication		202

Total Common Stock (Cost $6,188 (000))		6,850

Cash Equivalent (D) — 0.8%
Federated Prime Obligations Fund, Cl I, 0.030%	540,987	541

Total Cash Equivalent (Cost $541 (000))		541

Total Investments — 100.4% (Cost $66,637 (000))†		$69,605

Percentages are based on net assets of $69,342 (000).

(A)	144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On April 30, 2014, the value of these securities amounted to $5,329 (000s), representing 7.7% of the net assets.

(B)	Variable Rate Security — The rate reported is the rate in effect at April 30, 2014.

(C)	Perpetual Maturity.

(D)	The rate reported is the 7-day effective yield as of April 30, 2014.

Cl — Class

ETF — Exchange Traded Fund

MLP — Master Limited Partnership

SPDR — Standard & Poor’s Depositary Receipt

† At April 30, 2014, the tax basis cost of the Fund’s investments was $66,637 (000), and the unrealized appreciation and depreciation were $3,470 (000) and $(502) (000), respectively.

The following is a summary of the inputs used as of April 30, 2014, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$31,472	$—	$—	$31,472
Corporate Bonds	—	21,091	—	21,091
Preferred Stock	9,651	—	—	9,651
Common Stock	6,850	—	—	6,850
Cash Equivalent	541	—	—	541

Total Investments in Securities	$48,514	$21,091	$—	$69,605

Amounts designated as “—” are either $0 or have been rounded to $0.

During the period ended April 30, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended April 30, 2014, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the period ended April 30, 2014, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-011-0400

29

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By	/s/ Michael Beattie
Michael Beattie
President

Date: June 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Beattie
Michael Beattie
President

Date: June 26, 2014

By	/s/ James F. Volk
James F. Volk
Treasurer, Controller & CFO

Date: June 26, 2014